Subsequent Events - Recent Financing Activities (Narrative) (Details) MXV in Thousands, $ in Thousands, $ in Thousands		4 Months Ended		12 Months Ended
	Mar. 04, 2026 MXN ($)	Apr. 15, 2026 MXN ($)	Apr. 15, 2026 USD ($)	Dec. 31, 2025 USD ($)	Apr. 15, 2026 USD ($)	Feb. 13, 2026 MXN ($)	Feb. 13, 2026 MXV	Jan. 01, 2026 MXN ($)	Jan. 01, 2026 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Jan. 01, 2025 MXN ($)	Jan. 01, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Bank indebtedness													$ 5,512,700
Borrowings												$ 143,403,700
Obtain of revolving credit lines				$ 5,508,000
Revolving credit facility available											$ 4,108,000
PMI TRD DAC revolving credit lines
Disclosure of non-adjusting events after reporting period [line items]
Borrowings											$ 206,314			$ 206,314
Repayments of revolving credit lines				$ 740,000
Outstanding of revolving credit lines										$ 206,314
Revolving credit facility available										$ 23,686
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Bank indebtedness								$ 160,619,600	$ 5,342,100
Borrowings						$ 31,500,000
Obtain of revolving credit lines		$ 19,000,000	$ 5,508,000
Revolving credit facility available		19,000,000			$ 4,608,000
Subsequent event | PMI TRD DAC revolving credit lines
Disclosure of non-adjusting events after reporting period [line items]
Repayments of revolving credit lines			$ 260,000
Outstanding of revolving credit lines		$ 206,314
Subsequent event | Floating interest rate
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 19,000,000					$ 9,005,367
Interest rate basis spread	2.15%					1.80%	1.80%
Borrowings term	28 days
Subsequent event | Nominal fixed rate
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						$ 16,998,940
Interest rate basis spread						10.80%	10.80%
Subsequent event | Fixed interest rate
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						$ 5,495,693	MXV 623,243
Interest rate basis spread						5.84%	5.84%